Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding beginning balance	9,423,271
Number of options, Granted	123,501
Number of options, Exercised	(297,604)
Number of options, Cancelled or forfeited	(4,106,896)
Number of options, Outstanding ending balance	5,142,272	9,423,271
Number of options, Exercisable	3,670,053
Weighted average exercise price, Outstanding beginning balance	$ 7.26
Weighted average exercise price, Granted	1.09
Weighted average exercise price, Exercised	0.79
Weighted average exercise price, Cancelled or forfeited	7.44
Weighted average exercise price, Outstanding ending balance	7.33	$ 7.26
Weighted average exercise price, Exercisable	$ 8.84
Weighted average remaining contractual term, Outstanding balance	6 years 2 months 26 days	8 years 1 month 20 days
Weighted average remaining contractual term, Exercisable	5 years 5 months 8 days
Aggregate intrinsic value, Outstanding balance	$ 663	$ 22
Aggregate intrinsic value, Exercisable	$ 376